1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Description	Number of Shares	Value

INFLATION RELATED SECURITIES – 13.1%

EXCHANGE-TRADED FUNDS – 13.1%

INFLATION-PROTECTED SECURITIES FUND – 13.1%

Schwab U.S. TIPS ETF#	1,057,900	$61,231,252

TOTAL EXCHANGE-TRADED FUNDS (COST $65,429,430)		$61,231,252

TOTAL INFLATION RELATED SECURITIES (COST $65,429,430)		$61,231,252

REAL ESTATE RELATED SECURITIES – 45.2%

COMMON STOCKS – 6.4%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.[0]	—	2

DIVERSIFIED – 0.1%

Argosy Property Ltd.	78,356	64,485

Centuria Capital Group	52,289	76,918

Nomura Real Estate Master Fund, Inc.	403	504,875

TOTAL DIVERSIFIED		$646,278

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.5%

Airport City Ltd.*	4,669	90,264

Allreal Holding AG	1,304	215,744

City Developments Ltd.	40,600	228,100

Daito Trust Construction Co. Ltd.	5,900	559,335

Daiwa House Industry Co. Ltd.	57,200	1,413,302

DIC Asset AG	5,757	65,483

Gemdale Properties & Investment Corp. Ltd.	358,000	29,619

Heiwa Real Estate Co. Ltd.	2,900	87,310

Isras Investment Co. Ltd.	124	24,541

JINUSHI Co. Ltd.	1,900	28,888

Kerry Properties Ltd.	54,500	131,080

Lendlease Corp. Ltd.	58,795	425,949

Mitsubishi Estate Co. Ltd.	118,800	1,764,372

Mitsui Fudosan Co. Ltd.	82,400	1,841,593

Nomura Real Estate Holdings, Inc.	11,500	278,983

OUE Ltd.	24,500	23,245

Property & Building Corp. Ltd.*	345	33,115

SAMTY Co. Ltd.	3,100	48,046

Shinoken Group Co. Ltd.	3,200	26,504

Shun Tak Holdings Ltd.*	224,000	41,992

SRE Holdings Corp.*	300	6,218

St. Joe Co. (The)	2,746	115,387

Starts Corp., Inc.	3,100	67,289

Sumitomo Realty & Development Co. Ltd.	40,700	1,123,852

Sun Frontier Fudousan Co. Ltd.	3,900	32,694

Sun Hung Kai Properties Ltd.	132,000	1,575,702

Tokyo Tatemono Co. Ltd.	17,900	263,618

Tokyu Fudosan Holdings Corp.	51,600	279,618

UOL Group Ltd.	40,500	218,817

Description	Number of Shares	Value

Wharf Holdings Ltd. (The)	110,000	$402,259

YH Dimri Construction & Development Ltd.	637	53,144

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$11,496,063

INDUSTRIAL – 0.0%**

Nexus Industrial REIT	3,140	25,134

OFFICE – 0.0%**

Precinct Properties New Zealand Ltd.	110,972	99,320

REAL ESTATE DEVELOPMENT – 0.7%

Aedas Homes SA	1,862	31,903

BUWOG AG Escrow Shares(1)	3,077	—

Cedar Woods Properties Ltd.	7,515	21,996

CK Asset Holdings Ltd.	168,000	1,189,395

DREAM Unlimited Corp., Class A	1,602	41,284

Far East Consortium International Ltd.	78,000	25,162

Forestar Group, Inc.*	1,558	21,563

Goldcrest Co. Ltd.	1,500	20,402

Greenland Hong Kong Holdings Ltd.	101,000	11,712

Henderson Land Development Co. Ltd.	111,735	388,966

Howard Hughes Corp. (The)*	3,529	250,171

Immobel SA	315	18,925

Instone Real Estate Group SE	5,505	60,313

K Wah International Holdings Ltd.	135,000	50,194

Katitas Co. Ltd.	4,100	103,218

Lifestyle Communities Ltd.	8,810	104,954

Nexity SA	4,997	122,800

Road King Infrastructure Ltd.	24,000	13,967

Selvaag Bolig ASA	6,948	29,509

Sino Land Co. Ltd.	274,000	407,119

Takara Leben Co. Ltd.	11,700	32,494

Tosei Corp.	2,300	22,089

Wing Tai Holdings Ltd.	55,000	67,309

Zhuguang Holdings Group Co. Ltd.*	264,000	36,292

TOTAL REAL ESTATE DEVELOPMENT		$3,071,737

REAL ESTATE OPERATING COMPANIES – 3.1%

ADLER Group SA*	11,212	39,766

Aeon Mall Co. Ltd.	8,000	102,074

AFI Properties Ltd.	503	26,311

Akelius Residential Property AB, Class D	21,145	39,445

Alony Hetz Properties & Investments Ltd.	12,795	186,720

Amot Investments Ltd.	16,698	114,479

Aroundtown SA	76,740	246,108

Ascendas India Trust	77,600	65,292

Atrium Ljungberg AB, Class B	4,173	62,052

Azrieli Group Ltd.	3,773	302,432

Big Shopping Centers Ltd.	990	131,868

Blue Square Real Estate Ltd.	878	68,467

CA Immobilien Anlagen AG	4,455	145,411

Capitaland Investment Ltd.	212,900	605,770

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Castellum AB	24,414	$391,406

Catena AB	2,663	122,028

Cibus Nordic Real Estate AB	3,631	65,083

Citycon OYJ*	7,281	51,803

CTP NV	3,823	49,163

Deutsche Wohnen SE	3,713	91,809

Dios Fastigheter AB	7,746	61,228

Electra Real Estate Ltd.	2,021	33,364

Entra ASA	15,547	218,940

Fabege AB	23,153	237,661

Fastighets AB Balder, Class B*	53,856	344,036

FRP Holdings, Inc.*	573	33,807

G City, Ltd.	8,975	55,404

Gav-Yam Lands Corp. Ltd.	5,012	48,246

Grainger PLC	62,025	224,170

Grand City Properties SA	10,219	139,374

Hang Lung Group Ltd.	79,000	142,487

Hang Lung Properties Ltd.	157,000	286,446

Helical PLC	12,067	57,496

Hongkong Land Holdings Ltd.	99,700	518,247

Hufvudstaden AB, Class A	9,573	132,139

Hulic Co. Ltd.	50,500	405,015

Hysan Development Co. Ltd.	52,001	159,414

Ichigo, Inc.	19,800	44,720

Intershop Holding AG	105	70,599

Israel Canada T.R Ltd.	9,850	38,045

Keihanshin Building Co. Ltd.	4,900	48,211

Kennedy-Wilson Holdings, Inc.	10,343	213,686

Kojamo OYJ	12,869	229,575

LEG Immobilien SE	6,214	564,513

Leopalace21 Corp.*	25,000	52,418

MAS P.L.C.	20,518	25,332

Mega Or Holdings Ltd.	1,802	60,382

Melisron Ltd.*	2,063	156,097

Mivne Real Estate KD Ltd.	49,729	168,897

Mobimo Holding AG	620	159,639

Norstar Holdings, Inc.	2,349	21,981

NP3 Fastigheter AB	3,018	75,439

Nyfosa AB	13,690	127,817

Pandox AB*	7,020	102,950

Phoenix Spree Deutschland Ltd.	8,227	33,908

Platzer Fastigheter Holding AB, Class B	4,270	36,607

PSP Swiss Property AG	3,915	468,203

S IMMO AG	5,122	119,471

Sagax AB, Class D	19,966	57,807

Sagax AB, Class B	14,247	367,175

Samhallsbyggnadsbolaget i Norden AB, Class D	21,008	40,301

Samhallsbyggnadsbolaget i Norden AB	103,652	192,322

Shurgard Self Storage SA	2,600	134,111

Sirius Real Estate Ltd.	80,598	93,815

Summit Real Estate Holdings Ltd.	2,479	45,171

Swire Properties Ltd.	89,800	213,969

Swiss Prime Site AG	6,548	596,285

TAG Immobilien AG	8,521	94,364

Description	Number of Shares	Value

TKP Corp.*	1,700	$30,882

TOC Co. Ltd.	5,500	32,837

Tricon Residential, Inc.	22,054	239,734

VGP NV	778	136,645

Vonovia SE	66,289	2,208,738

Wallenstam AB, Class B	35,212	179,487

WeWork, Inc., Class A*,#	19,874	94,799

Wharf Real Estate Investment Co. Ltd.	132,000	587,559

Wihlborgs Fastigheter AB	22,830	194,675

TOTAL REAL ESTATE OPERATING COMPANIES		$14,364,127

RETAIL – 0.0%**

Eurocommercial Properties NV	3,753	84,977

Kiwi Property Group Ltd.	181,673	116,643

TOTAL RETAIL		$201,620

TOTAL COMMON STOCKS (COST $31,929,419)		$29,904,281

EXCHANGE-TRADED FUNDS – 8.3%

REAL ESTATE – 8.3%

Balanced Commercial Property Trust Ltd.	64,435	94,140

Schwab U.S. REIT ETF#	912,200	20,852,892

Vanguard Global ex-U.S. Real Estate ETF	389,200	17,872,064

TOTAL REAL ESTATE		$38,819,096

TOTAL EXCHANGE-TRADED FUNDS (COST $33,954,655)		$38,819,096

INVESTMENT COMPANY – 1.7%

EQUITY FUNDS – 1.7%

Tortoise MLP & Pipeline Fund, Institutional Class 567,877		7,615,224

TOTAL INVESTMENT COMPANY (COST $7,107,361)		$7,615,224

REAL ESTATE INVESTMENT TRUSTS – 28.8%

DIVERSIFIED – 2.3%

Abacus Property Group	34,498	71,263

ABRDN PROPERTY INCOME TRUST, LTD.	30,168	29,087

Activia Properties, Inc.	64	200,670

AEW UK REIT PLC	21,753	31,613

Alexander & Baldwin, Inc.	7,229	143,929

American Assets Trust, Inc.	4,901	148,157

Armada Hoffler Properties, Inc.	5,648	80,089

Artis REIT	4,368	39,773

British Land Co. PLC (The)	79,967	480,821

Broadstone Net Lease, Inc.	14,443	327,423

Charter Hall Group	44,505	402,196

Charter Hall Long Wale REIT	39,110	125,440

CTO Realty Growth, Inc.#	1,571	33,314

Custodian REIT PLC	42,620	56,470

Daiwa House REIT Investment Corp.	181	435,630

Empire State Realty Trust, Inc., Class A	16,562	141,274

ESCON Japan REIT Investment Corp.	25	22,490

Essential Properties Realty Trust, Inc.	11,189	269,879

Gladstone Commercial Corp.	2,455	51,432

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Global Net Lease, Inc.	11,392	$171,905

GPT Group (The)	163,511	526,048

Growthpoint Properties Australia Ltd.	26,398	70,155

H&R REIT	11,785	124,150

Hankyu Hanshin REIT, Inc.	53	61,100

Heiwa REIT, Inc.	76	85,074

Hulic REIT, Inc.	120	150,241

ICADE	3,089	154,656

Land Securities Group PLC	64,131	573,077

Lar Espana Real Estate Socimi SA	4,971	24,332

LXI REIT PLC	162,828	294,940

Mapletree North Asia Commercial Trust	184,600	158,453

Merlin Properties Socimi SA	27,841	298,617

Mirvac Group	336,549	509,867

NIPPON REIT Investment Corp.	49	138,083

NTT UD REIT Investment Corp.	130	148,940

One Liberty Properties, Inc.	890	24,697

Picton Property Income Ltd. (The)	63,920	71,987

REIT 1 Ltd.	15,048	87,198

Schroder REIT Ltd.	45,679	30,145

Sekisui House REIT, Inc.	383	239,906

Star Asia Investment Corp.	162	72,376

Stockland	203,766	552,142

STORE Capital Corp.	20,948	607,911

Sunlight REIT	139,000	66,383

Suntec REIT	186,000	217,246

Takara Leben Real Estate Investment Corp.	43	37,433

Tokyu REIT, Inc.	73	106,724

Tosei REIT Investment Corp.	34	35,400

UK Commercial Property REIT Ltd.	66,143	62,094

United Urban Investment Corp.	266	289,968

WP Carey, Inc.#	16,270	1,452,911

Yuexiu REIT	325,000	126,273

TOTAL DIVERSIFIED		$10,661,382

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	19,590	58,103

HEALTH CARE – 2.5%

Aedifica SA	3,347	347,504

Assura PLC	251,668	210,910

CareTrust REIT, Inc.	8,198	169,289

Cofinimmo SA	2,516	283,148

Community Healthcare Trust, Inc.	1,841	71,707

Diversified Healthcare Trust	35,676	61,720

Global Medical REIT, Inc.	5,565	67,782

Health Care & Medical Investment Corp.	33	42,963

Healthcare Realty Trust, Inc.	31,445	825,431

Healthpeak Properties, Inc.	46,034	1,271,919

Impact Healthcare REIT PLC	38,181	54,626

LTC Properties, Inc.	3,551	148,787

Medical Properties Trust, Inc.	51,540	888,550

National Health Investors, Inc.	3,914	253,784

NorthWest Healthcare Properties REIT	10,602	108,872

Omega Healthcare Investors, Inc.#	20,398	632,338

Parkway Life REIT	38,800	134,594

Description	Number of Shares	Value

Physicians Realty Trust	18,803	$334,129

Primary Health Properties PLC	117,554	211,497

Sabra Health Care REIT, Inc.	19,520	300,413

Universal Health Realty Income Trust	1,459	78,640

Ventas, Inc.	34,286	1,843,901

Vital Healthcare Property Trust	51,065	91,198

Welltower, Inc.	38,586	3,331,515

TOTAL HEALTH CARE		$11,765,217

HOTEL & RESORT – 0.9%

Apple Hospitality REIT, Inc.	18,128	302,375

Ascott Residence Trust	173,500	147,338

Ashford Hospitality Trust, Inc.*	5,580	48,658

Braemar Hotels & Resorts, Inc.	5,100	26,469

CDL Hospitality Trusts	59,214	56,688

Chatham Lodging Trust*	5,931	72,121

DiamondRock Hospitality Co.*	18,163	168,553

Far East Hospitality Trust	94,900	44,009

Hersha Hospitality Trust*	6,231	62,808

Hoshino Resorts REIT, Inc.	27	132,247

Host Hotels & Resorts, Inc.	60,949	1,085,502

Invincible Investment Corp.	520	163,583

Japan Hotel REIT Investment Corp.	382	198,241

Mori Trust Hotel REIT, Inc.	19	18,278

Park Hotels & Resorts, Inc.	20,186	314,700

Pebblebrook Hotel Trust	10,735	209,977

RLJ Lodging Trust	14,219	177,595

Ryman Hospitality Properties, Inc.*	4,700	416,138

Service Properties Trust	13,649	89,264

Summit Hotel Properties, Inc.*	9,200	72,220

Sunstone Hotel Investors, Inc.*	18,168	205,843

Xenia Hotels & Resorts, Inc.*	9,642	158,322

TOTAL HOTEL & RESORT		$4,170,929

INDUSTRIAL – 5.2%

Advance Logistics Investment Corp.	45	51,882

AIMS APAC REIT	43,700	44,009

Americold Realty Trust, Inc.	22,771	745,750

Ascendas REIT	286,600	616,895

Centuria Industrial REIT	60,763	135,571

CRE Logistics REIT, Inc.	77	117,834

Dexus Industria REIT	20,663	43,456

Dream Industrial REIT	12,380	122,007

Duke Realty Corp.	32,509	2,033,763

EastGroup Properties, Inc.	3,555	606,270

ESR-LOGOS REIT	212,393	64,634

First Industrial Realty Trust, Inc.	11,323	588,230

Frasers Logistics & Commercial Trust	286,420	298,993

GLP J-REIT	383	503,704

Goodman Group	145,863	2,134,714

Goodman Property Trust	90,440	124,214

Granite REIT	2,640	166,537

Indus Realty Trust, Inc.	409	24,982

Industrial & Infrastructure Fund Investment Corp.	177	246,103

Industrial Logistics Properties Trust	8,189	82,136

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Innovative Industrial Properties, Inc.	2,350	$226,563

Intervest Offices & Warehouses NV	2,092	59,178

Japan Logistics Fund, Inc.	78	187,440

LaSalle Logiport REIT	152	200,324

LondonMetric Property PLC	83,533	255,261

LXP Industrial Trust	24,141	264,827

Mapletree Industrial Trust	165,770	325,613

Mapletree Logistics Trust	273,250	348,747

Mitsubishi Estate Logistics REIT Investment Corp.	41	146,990

Mitsui Fudosan Logistics Park, Inc.	46	180,667

Montea NV	1,252	126,612

Nippon Prologis REIT, Inc.	228	592,915

Plymouth Industrial REIT, Inc.	2,273	43,778

Prologis, Inc.	63,500	8,417,560

Rexford Industrial Realty, Inc.	14,078	920,842

Segro PLC	102,639	1,373,104

SOSiLA Logistics REIT, Inc.	61	70,447

STAG Industrial, Inc.	15,373	503,927

Summit Industrial Income REIT	7,776	113,129

Terreno Realty Corp.	6,445	403,779

Tritax Big Box REIT PLC	159,430	383,576

Warehouses De Pauw	11,987	407,488

TOTAL INDUSTRIAL		$24,304,451

OFFICE – 2.9%

Alexandria Real Estate Equities, Inc.	12,671	2,100,598

Allied Properties REIT	5,736	153,059

Boston Properties, Inc.	12,246	1,116,345

Brandywine Realty Trust	15,708	146,870

Centuria Office REIT	38,286	50,167

Champion REIT	160,000	70,567

City Office REIT, Inc.	2,823	39,804

Corporate Office Properties Trust	9,587	269,874

Cousins Properties, Inc.	12,692	391,548

Covivio	4,040	255,504

Creative Media & Community Trust Corp.	2,771	19,536

Cromwell Property Group	136,773	80,855

Daiwa Office Investment Corp.	27	136,978

Derwent London PLC	9,577	334,353

Dexus	91,809	616,957

Douglas Emmett, Inc.	14,979	354,104

Dream Office REIT	3,839	61,248

Easterly Government Properties, Inc.	7,732	156,728

Equity Commonwealth*	9,699	272,057

Franklin Street Properties Corp.	9,107	34,516

GDI Property Group Partnership	37,938	26,084

Gecina SA	4,641	475,845

Global One Real Estate Investment Corp.	81	66,860

Great Portland Estates PLC	22,167	167,794

Highwoods Properties, Inc.	8,953	318,458

Hudson Pacific Properties, Inc.	12,391	186,361

Ichigo Office REIT Investment Corp.	138	88,743

Inmobiliaria Colonial Socimi SA	23,030	152,585

IREIT Global	105,618	45,874

Description	Number of Shares	Value

Japan Excellent, Inc.	143	$136,040

Japan Prime Realty Investment Corp.	85	259,564

Japan Real Estate Investment Corp.	118	569,818

JBG SMITH Properties	9,549	242,927

Kenedix Office Investment Corp.	37	198,879

Keppel Pacific Oak U.S. REIT	91,600	64,166

Keppel REIT	160,800	129,278

Kilroy Realty Corp.	8,967	485,832

Manulife U.S. REIT	149,700	86,887

Mirai Corp.	131	49,821

Mori Hills REIT Investment Corp.	139	159,742

Mori Trust Sogo REIT, Inc.	82	90,659

Nippon Building Fund, Inc.	145	769,189

NSI NV	1,341	43,510

Office Properties Income Trust	3,636	75,556

One REIT, Inc.	24	49,890

Orion Office REIT, Inc.	6,503	71,143

Orix JREIT, Inc.	236	338,581

Paramount Group, Inc.	17,642	138,490

Piedmont Office Realty Trust, Inc., Class A	11,198	154,084

Prime U.S. REIT	75,100	52,602

Prosperity REIT	87,000	26,586

Regional REIT Ltd.	34,529	31,063

Sankei Real Estate, Inc.	41	30,930

SL Green Realty Corp.	4,622	229,482

True North Commercial REIT	3,946	20,862

Veris Residential, Inc.*	5,633	78,580

Vornado Realty Trust	13,572	412,453

Workspace Group PLC	12,173	87,494

TOTAL OFFICE		$13,274,380

REAL ESTATE OPERATING COMPANIES – 0.1%

CLS Holdings PLC	27,220	67,256

DigitalBridge Group, Inc.*	41,842	229,294

Seritage Growth Properties, Class A*,#	5,575	67,012

TOTAL REAL ESTATE OPERATING COMPANIES		$363,562

RESIDENTIAL – 4.7%

Advance Residence Investment Corp.	118	325,137

Altarea SCA	322	47,753

American Campus Communities, Inc.	11,879	775,936

American Homes 4 Rent, Class A	25,205	954,765

Apartment Income REIT Corp.	13,400	607,556

Apartment Investment & Management Co., Class A*	12,505	104,042

AvalonBay Communities, Inc.	11,981	2,563,215

Bluerock Residential Growth REIT, Inc.	5,400	141,858

Boardwalk REIT	1,785	68,080

BRT Apartments Corp.	1,574	36,186

Camden Property Trust	8,723	1,230,815

Canadian Apartment Properties REIT	7,253	274,759

Care Property Invest NV	2,075	51,371

Centerspace	1,616	138,798

Civitas Social Housing PLC	58,386	58,894

Clipper Realty, Inc.	9,929	89,460

Comforia Residential REIT, Inc.	56	141,444

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Daiwa Securities Living Investments Corp.	192	$181,339

Empiric Student Property PLC*	51,684	56,682

Equity LifeStyle Properties, Inc.	14,737	1,083,464

Equity Residential	29,354	2,301,060

Essex Property Trust, Inc.	5,607	1,606,574

Home REIT PLC	42,087	61,004

Independence Realty Trust, Inc.	18,837	418,181

Ingenia Communities Group	45,700	149,850

InterRent REIT	6,334	66,281

Invitation Homes, Inc.	50,939	1,988,149

Irish Residential Properties REIT PLC	33,709	46,760

Kenedix Residential Next Investment Corp.	94	158,023

Killam Apartment REIT	4,993	70,145

Mid-America Apartment Communities, Inc.	9,845	1,828,512

Minto Apartment REIT	1,676	20,156

Morguard North American Residential REIT	1,808	23,918

NexPoint Residential Trust, Inc.	1,717	114,249

Nippon Accommodations Fund, Inc.	43	224,690

PRS REIT PLC (The)	46,884	62,839

Samty Residential Investment Corp.	61	58,186

Starts Proceed Investment Corp.	19	36,786

Sun Communities, Inc.	10,370	1,700,265

Triple Point Social Housing REIT PLC	36,682	41,609

UDR, Inc.	25,528	1,235,555

UMH Properties, Inc.	3,166	67,468

UNITE Group PLC (The)	34,069	485,732

Washington REIT	7,567	167,760

Xior Student Housing NV	1,779	77,819

TOTAL RESIDENTIAL		$21,943,125

RETAIL – 5.0%

Acadia Realty Trust	8,750	149,888

AEON REIT Investment Corp.	147	172,415

Agree Realty Corp.	6,084	484,226

Alexander’s, Inc.	134	32,630

Brixmor Property Group, Inc.	25,423	589,305

BWP Trust	42,243	127,293

Capital & Counties Properties PLC	79,998	144,928

CapitaLand China Trust	120,900	103,426

CapitaLand Integrated Commercial Trust	434,347	686,147

Carmila SA	5,913	93,589

CBL & Associates Properties, Inc.	2,691	82,856

Cedar Realty Trust, Inc.	1,089	31,646

Charter Hall Retail REIT	42,978	127,216

Choice Properties REIT	15,157	168,904

Crombie REIT	4,825	62,510

CT REIT	6,101	80,994

Federal Realty OP LP	6,137	648,129

First Capital REIT	8,708	106,083

Fortune REIT	131,000	111,866

Frasers Centrepoint Trust	104,623	176,801

Frontier Real Estate Investment Corp.	44	179,342

Fukuoka REIT Corp.	64	83,052

Getty Realty Corp.	3,846	112,842

Hamborner REIT AG	9,415	82,837

Description	Number of Shares	Value

Hammerson PLC	292,015	$89,153

Home Consortium Ltd.	25,444	95,817

HomeCo Daily Needs REIT	152,785	148,317

InvenTrust Properties Corp.	5,741	164,595

Japan Metropolitan Fund Invest	596	485,675

Kenedix Retail REIT Corp.	46	98,613

Kimco Realty Corp.	52,637	1,163,804

Kite Realty Group Trust	18,694	371,824

Klepierre SA*	16,650	369,964

Lendlease Global Commercial REIT	145,125	87,852

Link REIT	181,300	1,518,266

Macerich Co. (The)	18,185	192,943

Mapletree Commercial Trust	187,123	257,757

Mercialys SA	4,343	38,498

National Retail Properties, Inc.	14,992	713,769

Necessity Retail REIT, Inc. (The)	10,965	85,417

NETSTREIT Corp.	2,616	53,628

NewRiver REIT PLC	17,295	18,533

Phillips Edison & Co., Inc.	9,696	330,052

Primaris REIT	2,451	25,361

Realty Income Corp.	50,872	3,764,019

Regency Centers Corp.	13,153	847,448

Retail Estates NV	1,199	84,655

Retail Opportunity Investments Corp.	10,209	178,249

RioCan REIT	12,827	205,845

RPT Realty	7,659	83,253

Sasseur REIT	61,100	34,970

Saul Centers, Inc.	944	49,352

Scentre Group	443,032	907,880

Shaftesbury PLC	25,359	155,611

Shopping Centres Australasia Property Group	93,331	194,779

Simon Property Group, Inc.	28,166	3,059,954

SITE Centers Corp.	15,510	226,601

Slate Grocery REIT, Class U	2,915	33,736

SmartCentres REIT	7,835	178,782

Spirit Realty Capital, Inc.	11,521	510,841

Starhill Global REIT	158,600	68,434

Supermarket Income REIT PLC	106,288	167,093

Tanger Factory Outlet Centers, Inc.#	9,051	147,260

Unibail-Rodamco-Westfield*	9,937	564,270

Urban Edge Properties	9,304	152,865

Urstadt Biddle Properties, Inc., Class A	3,106	57,150

Vastned Retail NV	2,088	50,595

Vicinity Centres	330,292	483,282

Waypoint REIT Ltd.	62,892	115,853

Wereldhave NV	2,996	45,386

Whitestone REIT	4,055	45,538

TOTAL RETAIL		$23,362,464

SPECIALIZED – 5.2%

Arena REIT	35,122	119,227

Automotive Properties REIT	3,080	31,388

Big Yellow Group PLC	14,761	256,054

Charter Hall Social Infrastructure REIT	35,768	95,016

CubeSmart	19,147	878,273

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Digital Realty Trust, Inc.	24,224	$3,208,469

EPR Properties	6,385	343,577

Equinix, Inc.	7,766	5,465,245

Extra Space Storage, Inc.	11,519	2,183,081

Farmland Partners, Inc.	2,902	43,066

Four Corners Property Trust, Inc.	6,869	200,781

Gaming and Leisure Properties, Inc.	20,046	1,042,192

Gladstone Land Corp.	3,132	84,908

Hotel Property Investments, REIT	17,262	40,916

Iron Mountain, Inc.	24,715	1,198,430

Keppel DC REIT	117,495	176,167

Life Storage, Inc.	7,198	906,156

National Storage Affiliates Trust	7,178	393,641

National Storage REIT	92,338	161,464

Public Storage	13,099	4,275,645

Rural Funds Group	32,605	62,816

Safehold, Inc.	2,099	89,501

Safestore Holdings PLC	18,091	251,910

VICI Properties, Inc.	81,975	2,802,725

TOTAL SPECIALIZED		$24,310,648

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $124,723,746)		$134,214,261

TOTAL REAL ESTATE RELATED SECURITIES (COST $197,715,181)		$210,552,862

COMMODITY RELATED SECURITIES – 39.8%

EXCHANGE-TRADED FUNDS – 1.4%

COMMODITY – 1.4%

SPDR S&P Global Natural Resources ETF#	119,300	6,464,867

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$6,464,867

INVESTMENT COMPANIES – 38.4%

COMMODITY – 38.4%

Vanguard Commodity Strategy Fund, Admiral Shares	1,272,380	42,586,565

DFA Commodity Strategy Portfolio, Institutional Class	22,227,717	126,920,265

Parametric Commodity Strategy Fund, Institutional Class	429,841	3,180,822

Credit Suisse Commodity Return Strategy Fund, Class I	224,857	6,588,312

TOTAL COMMODITY		$179,275,964

TOTAL INVESTMENT COMPANIES (COST $155,656,525)		$179,275,964

TOTAL COMMODITY RELATED SECURITIES (COST $160,759,470)		$185,740,831

SHORT-TERM INVESTMENTS – 1.7%

MONEY MARKET FUND – 1.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	7,965,067	7,965,067

TOTAL SHORT-TERM INVESTMENT (COST $7,965,067)		$7,965,067

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.8%

REPURCHASE AGREEMENTS – 5.8%

Bank of America Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $5,002,359, collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/43 to 7/01/52; total market value of $5,101,428.	$5,001,400	$5,001,400

Daiwa Capital Markets America, 2.30%, dated 7/29/22, due 8/01/22, repurchase price $5,002,359, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 7/31/22 to 7/01/52; total market value of $5,101,428.	5,001,400	5,001,400

Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/01/22, repurchase price $1,989,598, collateralized by U.S. Treasury Securities, 0.13% to 3.88%, maturing 4/15/23 to 2/15/52; total market value of $2,029,013.	1,989,228	1,989,228

HSBC Securities USA, Inc., 2.26%, dated 7/29/22, due 8/01/22, repurchase price $5,002,342, collateralized by U.S. Government Agency Securities, 2.50% to 4.00%, maturing 3/20/45 to 10/20/51; total market value of $5,101,428.	5,001,400	5,001,400

RBC Dominion Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $5,002,359, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.50%, maturing 8/25/22 to 5/20/52; total market value of $5,101,428.	5,001,400	5,001,400

Truist Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $5,002,359, collateralized by a U.S. Treasury Security, 1.25%, maturing 3/31/28; total market value of $5,101,428.	5,001,400	5,001,400

TOTAL REPURCHASE AGREEMENTS (COST $26,996,228)		$26,996,228

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $26,996,228)		$26,996,228

TOTAL INVESTMENTS – 105.6% (Cost $458,865,376)		$492,486,240

COLLATERAL FOR SECURITIES ON LOAN – (5.8%)		(26,996,228)

OTHER ASSETS LESS LIABILITIES – 0.2%		882,682

TOTAL NET ASSETS – 100.0%		$466,372,694

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation Related Securities

Exchange-Traded Funds	$61,231,252	$—	$—	$61,231,252

Real Estate Related Securities

Common Stocks

Construction & Engineering	—	2	—	2

Diversified	—	646,278	—	646,278

Diversified Real Estate Activities	115,387	11,380,676	—	11,496,063

Industrial	25,134	—	—	25,134

Office	—	99,320	—	99,320

Real Estate Development	313,018	2,758,719	—(a)	3,071,737

Real Estate Operating Companies	761,513	13,602,614	—	14,364,127

Retail	—	201,620	—	201,620

Exchange-Traded Funds	38,724,956	94,140	—	38,819,096

Investment Company	7,615,224	—	—	7,615,224

Real Estate Investment Trusts

Diversified	3,616,844	7,044,538	—	10,661,382

Diversified Real Estate Activities	—	58,103	—	58,103

Health Care	10,388,777	1,376,440	—	11,765,217

Hotel & Resort	3,410,545	760,384	—	4,170,929

Industrial	15,307,536	8,996,915	—	24,304,451

Office	7,530,515	5,743,865	—	13,274,380

Real Estate Operating Companies	296,306	67,256	—	363,562

Residential	19,677,207	2,265,918	—	21,943,125

Retail	15,192,299	8,170,165	—	23,362,464

Specialized	23,147,078	1,163,570	—	24,310,648

Commodity Related Securities

Exchange-Traded Funds	6,464,867	—	—	6,464,867

Investment Companies	179,275,964	—	—	179,275,964

Money Market Fund	7,965,067	—	—	7,965,067

Repurchase Agreements	—	26,996,228	—	26,996,228

Total Investments in Securities	$401,059,489	$91,426,751	$—	$492,486,240

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
[0]	Rounds to less than 1 share
*	Non-income producing security.
^	7-Day net yield.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

LP	Limited Partnership

OYJ	Public Limited Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)